INVESTMENTS - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule Of Investments
Equity securities without readily determinable fair values		¥ 9,826,143		¥ 6,233,255		$ 1,424,657
Proceeds from disposal of equity method investments					¥ 6,380,000
Fair value change recognized in the other comprehensive loss		¥ 2,786,931	$ 404,067	¥ (2,791,663)
Yibon
Schedule Of Investments
Equity securities without readily determinable fair values, percentage	30.00%
Payment to acquire, equity securities without readily determinable fair values	¥ 103,701,474
Equity interest held by holders of investee to be exchanged into shares of investor					70.00%